Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012 item	Sep. 30, 2013 item	Sep. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Net pretax benefits (charges), incurred by segment
Approximate Number of Employees	100	10	460	580	650	750	1,200
Total pretax charge, net of reversals	$ (7.8)	$ (7.2)	$ (46.0)	$ (24.1)	$ (23.1)	$ (46.4)	$ (72.0)
Retail and Alliance Services
Net pretax benefits (charges), incurred by segment
Restructuring charges	(1.8)	(4.4)	(16.9)	(7.4)	(7.5)	(2.8)	(20.3)
Changes in estimates	1.2		1.9	1.0	1.0	1.1	0.7
Total pretax charge, net of reversals	(0.6)	(4.4)	(15.0)	(6.4)	(6.5)	(1.7)	(19.6)
Financial Services
Net pretax benefits (charges), incurred by segment
Restructuring charges	(3.6)		(8.5)			(10.5)	(11.3)
Changes in estimates	0.2		0.2				0.8
Total pretax charge, net of reversals	(3.4)		(8.3)			(10.5)	(10.5)
International
Net pretax benefits (charges), incurred by segment
Restructuring charges	(0.6)	(1.7)	(1.4)	(17.8)	(18.5)	(34.2)	(28.2)
Changes in estimates	0.6	0.1	0.6	0.8	2.8	2.5	10.9
Total pretax charge, net of reversals		(1.6)	(0.8)	(17.0)	(15.7)	(31.7)	(17.3)
All Other and Corporate
Net pretax benefits (charges), incurred by segment
Restructuring charges	(4.1)	(1.2)	(22.4)	(2.0)	(2.2)	(3.8)	(27.7)
Changes in estimates	0.3		0.5	1.3	1.3	1.3	3.1
Total pretax charge, net of reversals	(3.8)	(1.2)	(21.9)	(0.7)	(0.9)	(2.5)	(24.6)
Totals
Net pretax benefits (charges), incurred by segment
Restructuring charges	(10.1)	(7.3)	(49.2)	(27.2)	(28.2)	(51.3)	(87.5)
Changes in estimates	2.3	0.1	3.2	3.1	5.1	4.9	15.5
Total pretax charge, net of reversals	$ (7.8)	$ (7.2)	$ (46.0)	$ (24.1)	$ (23.1)	$ (46.4)	$ (72.0)